Fair Value Measurements (Details) - Schedule of fair value assets measured on a recurring basis	12 Months Ended
Dec. 31, 2021 USD ($)
Liabilities:
Conversion Option Liability (see Note 5)	$ 6,892
Level 1 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	139,410,739
Level 3 [Member]
Liabilities:
Warrant Liability - Private Placement Warrants	3,351,600
Conversion Option Liability (see Note 5)	$ 6,892